FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value adjustment of Warrants	$ (291)	$ 20